Schedule of other payables - related parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Other payables - related parties	$ 4,196,898	$ 3,716,637
Kheng Ee Lennon Teng [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 12,250	12,192
Relationship	Group General Manager of the Company
Le Truong Vinh Phu [Member]
Related Party Transaction [Line Items]
Other payables - related parties		23,842
Relationship	Vice President of Operations of the Company
Kheng Ee Lennon Teng One [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 26,494	22,530
Relationship	Group General Manager of the Company
Wilson Chandra [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 363	363
Relationship	Director and President
Abhishek Kumar [Member]
Related Party Transaction [Line Items]
Other payables - related parties		2,886
Relationship	Vice President of Product and Engineering
Franklin Capital Enterprise Ltd. [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 67,189	70,822
Relationship	KNOREX Ltd’s shareholder >10% of shareholding
Khar Heng Choo [Member]
Related Party Transaction [Line Items]
Other payables - related parties		5,261
Relationship	Chairman and Chief Executive Officer
Related Party [Member]
Related Party Transaction [Line Items]
Other payables - related parties	$ 106,296	$ 137,896